Going Concern (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Going Concern (Textual)
Net loss	$ (1,939,714)	$ (598,705)	$ (943,823)	$ (1,091,527)	$ (1,136,941)	$ (513,581)	$ (3,453,142)	$ (2,742,049)	$ (4,412,063)	$ (4,598,343)
Comprised of operating loss							(1,379,102)
Other expenses							2,074,040
Other expenses							876,638
Accumulated deficit	(21,084,364)						(21,084,364)		(17,631,122)	(13,219,059)
Financing round amount							4,500,000
Cash	3,000,000						3,000,000
Existing convertible debt	$ 1,500,000						$ 1,500,000
Going concern, description							Industry sales data also showed ice cream as one of the categories experiencing the largest increase with year over year growth averaging over 30% through a series of five one-week periods between March 15 and April 12, 2020 according to IRI data.
Negative cash flow from operations							$ (841,133)	$ (1,328,708)	$ (1,531,084)	$ (1,567,227)